December 13, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III (File Nos. 333-192858 and 811-22920)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Knights of Columbus Real Estate Fund (the “Fund”), a series of the Trust, scheduled to be held on Tuesday, February 15, 2022.

The Special Meeting is being called for the purpose of approving a new investment sub-advisory agreement with respect to the Fund between Knights of Columbus Asset Advisors LLC, the investment adviser of the Fund, and Ranger Global Real Estate Advisors, LLC.

Please contact the undersigned at 215.963.5608 with your questions or comments.

Very truly yours,

/s/ Christopher Trueax

Christopher Trueax

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001